Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, gross	$ 1,288,000	$ 638,181
Less: allowance for expected credit loss	(100,535)	(4,306)
Total	$ 1,187,465	$ 633,875